INCOME TAX BENFIT (EXPENSE) - Income tax benefit (expense) and effective income tax rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX BENFIT (EXPENSE)
Loss before income tax	$ (16,446,848)	$ (13,476,782)	$ (16,446,848)	$ (13,476,782)
Income tax benefit (expense)	$ 68,016	$ (458)
Effective income tax rate	(0.41%)	0.00%